Provisions - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provisions	£ 504	£ 558	£ 595	£ 700
Provisions released	(32)
PPI [member]
Disclosure of other provisions [line items]
Provisions	301	356	405	457
Other products [member]
Disclosure of other provisions [line items]
Provisions	31	44	47	14
Provisions released	(11)
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	113	£ 59	£ 46	£ 64
Provisions released	(14)
Additional operational risk losses and restructuring charges	£ 58